Label	Element	Value
LORD ABBETT DEVELOPING GROWTH FUND INC
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	LORD ABBETT DEVELOPING GROWTH FUND
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.